Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Notes Payable Activity

A summary of the notes payable activity during the six months ended June 30, 2017 is presented below:

	Related Party	Convertible		Other	Debt
	Notes	Notes		Notes	Discount	Total
Outstanding, December 31, 2016	$697,500	$390,000	[1]	$1,249,065	$(179,964)	$2,156,601
Issuances	-	350,000		618,000	-	968,000
Exchanges for equity	(97,500)	(50,000)		(203,750)	-	(351,250)
Conversions to equity	-	(233,750)		-	-	(233,750)
Repayments	(50,000)	-		(24,003)	-	(74,003)
Recognition of debt discount	-	-		-	(218,420)	(218,420)
Accretion of interest expense	-	-		8,500	80,864	89,364
Amortization of debt discount	-	-		-	216,909	216,909
Outstanding, June 30, 2017	$550,000	$456,250	[1]	$1,647,812	$(100,611)	$2,553,451

[1]	As of June 30, 2017 and December 31, 2016, a designated portion of convertible notes with an aggregate principal balance of $456,250 and $390,000, respectively, was convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $343,750 and $296,250 of principal into shares of common stock at June 30, 2017 and December 31, 2016, respectively, at the same conversion price.

A summary of the notes payable activity during the years ended December 31, 2016 and 2015 is presented below:

	Related Party	Convertible	Other	Debt
	Notes	Notes	Notes	Discount	Total
Outstanding, January 1, 2015	$4,410,937	$175,000	$1,265,559	$(113,257)	$5,738,239
Issuances	150,000	735,000 [1]	478,018 [1]	-	1,363,018
Indebtedness satisfied via settlement	-	-	(5,000)	-	(5,000)
Exchanges for equity	(4,410,937)	(266,667)	(877,873)	-	(5,555,477)
Conversions to equity	-	(223,333)	-	-	(223,333)
Repayments	-	-	(5,000)	-	(5,000)
Recognition of debt discount	-	-	-	(469,557)[1]	(469,557)
Accretion of interest expense	-	-	-	85,086 [1]	85,086
Amortization of debt discount	-	-	-	339,443	339,443
Recharacterization of accrued interest as principal	-	-	44,379 [2]	-	44,379
Outstanding, December 31, 2015	$150,000	$420,000 [3]	$900,083	$(158,285)	$1,311,798
Issuances	697,500	530,000	724,500 [1]	-	1,952,000
Indebtedness satisfied via settlement	-	-	-	-	-
Exchanges for equity	-	(235,000)	(49,018)	-	(284,018)
Conversion to equity	-	(325,000)	-	-	(325,000)
Repayments	(150,000)	-	(326,500)	-	(476,500)
Recognition of debt discount	-	-	-	(604,067)[1]	(604,067)
Accretion of interest expense	-	-	-	40,052 [1]	40,052
Amortization of debt discount	-	-	-	542,336	542,336
Outstanding, December 31, 2016	$697,500	$390,000 [3]	$1,249,065	$(179,964)	$2,156,601

Outstanding, December 31, 2015	$150,000	$420,000	$900,083	$(158,285)	$1,311,798
Less: current portion, December 31, 2015	(150,000)	(110,000)	(900,083)	150,286	(1,009,797)
Non-current portion, December 31, 2015 [4]	$-	$310,000	$-	$(7,999)	$302,001

Outstanding, December 31, 2016	$697,500	$390,000	$1,249,065	$(179,964)	$2,156,601
Less: current portion, December 31, 2016	(430,000)	(345,000)	(1,236,565)	152,720	(1,858,845)
Non-current portion, December 31, 2016 [4]	$267,500	$45,000	$12,500	$(27,244)	$297,756

[1]	During the years ended December 31, 2016 and 2015, notes with an aggregate principal amount of $432,000 and $538,018, respectively, bear no interest and were issued for cash consideration of $374,000 and $450,015, respectively. The difference between the principal amount of the notes and the cash received of $58,000 and $88,003, respectively, was recorded as debt discount and is being accreted to interest expense over the term of the notes. During the year ended December 31, 2015 the Company issued a note payable in the principal amount of $75,000 for a short-term advance from a related party in the amount of $65,000.

[2]	During the year ended December 31, 2015, in connection with the extension of certain notes payable, an aggregate of $44,379 of accrued interest was added to the aggregate principal balance of the notes.

[3]	As of December 31, 2016 and 2015, a designated portion of convertible notes with an aggregate principal balance of $390,000 and $420,000, respectively, were convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $296,250 and $197,500, respectively, of principal into shares of common stock.

[4]	As of December 31, 2016 and 2015, the Company reclassified principal in the aggregate amount of $297,756 and $302,001, respectively (net of debt discount of $27,244 and $7,999, respectively) and accrued interest in the aggregate amount of $7,681 and $11,011, respectively to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock and warrants subsequent to December 31, 2016 and 2015, respectively. See Note 11 – Subsequent Events for additional details regarding notes payable.